     Filed with the Securities and Exchange Commission on October 15, 2008
Registration No. 333-71654                 Investment Company Act No. 811-5438
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 30
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 173

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                          (Exact Name of Registrant)

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              (Name of Depositor)

                ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
             (Address of Depositor's Principal Executive Offices)

                                (203) 926-1888
                        (Depositor's Telephone Number)

                    JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                One Corporate Drive, Shelton, Connecticut 06484
              (Name and Address of Agent for Service of Process)

                                   Copy To:

                         C. CHRISTOPHER SPRAGUE, ESQ.
                     VICE PRESIDENT AND CORPORATE COUNSEL
        One Corporate Drive, Shelton, Connecticut 06484 (203) 402-1233

          Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on ___________________ pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ______ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485

[_] on ______ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:

   Units of interest in Separate Accounts under variable annuity contracts.

================================================================================
Apex II

                                     Note:

Registrant is filing this Post-Effective Amendment No. 30 to Registration Statement No. 333-71654 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment
No. 25 filed with the SEC on April 17, 2008, as supplemented, including the financial statements for the depositor and the registrant, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                Prudential Annuities Life Assurance Corporation

                                  OPTIMUM/SM/
                               OPTIMUM FOUR/SM/
                               OPTIMUM XTRA/SM/

                      Supplement, dated October 15, 2008
                                      To
                         Prospectus, dated May 1, 2008

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-800-752-6342.

ADDITIONAL INVESTMENT OPTIONS

On November 24, 2008, we will make available two additional investment options, and we revise the prospectus for your Annuity as follows:

On the inside front cover, the list of "Investment Options" is revised to include:

   .   AST American Century Income & Growth

   .   AST DeAm Large-Cap Value

In the section entitled "Summary of Contract Fees and Charges," we add the following to the table of Underlying Mutual Fund Portfolio Expenses:

               UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
   (as a percentage of the average net assets of the underlying Portfolios)

For the year ended December 31, 2007

                                                                   Total Annual
                                      Management    Other    12b-1  Portfolio
Underlying Portfolio                    Fee(1)   Expenses(2)  Fee    Expenses
--------------------                  ---------- ----------- ----- ------------
Advanced Series Trust
AST American Century Income & Growth     0.75%      0.11%    0.00%     0.86%
AST DeAM Large-Cap Value                 0.85%      0.11%    0.00%     0.96%

/1/ The management fee rate shown in the "Management Fee" column represents the actual fee rate paid by the indicated Portfolio for the fiscal year ended December 31, 2007, except that the fee rate shown does not reflect the impact of any voluntary management fee waivers that may be applicable and which would result in a reduction in the fee rate paid by the Portfolio. The management fee rate for certain Portfolios may include "breakpoints" which are reduced fee rates that are applicable at specified levels of Portfolio assets; the effective fee rates shown in the table reflect and incorporate any fee "breakpoints" which may be applicable.

/2/ Shares of the Portfolios are generally purchased through variable insurance products. The Fund has entered into arrangements with the issuers of the variable insurance products offering the Portfolios under which the Fund compensates the issuers 0.10% for providing ongoing services to Portfolio shareholders in lieu of the Fund providing such services directly to shareholders. Amounts paid under these arrangements are included in "Other Expenses." For each Portfolio above, 0.03% of the 0.10% administrative services fee is voluntarily waived.

In the section entitled, " Investment Options," we add the following to the table of Investment Objectives/Policies"

                                                                 PORTFOLIO
STYLE/                                                           ADVISOR/
TYPE               INVESTMENT OBJECTIVES/POLICIES               SUB-ADVISOR
------     -----------------------------------------------  -------------------
                        ADVANCED SERIES TRUST

Large Cap  AST American Century Income & Growth Portfolio:   American Century
  Value    seeks capital growth with current income as a        Investment
           secondary objective. The Portfolio invests        Management, Inc.
           primarily in common stocks that offer potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The subadviser utilizes a quantitative management technique with a goal of building an equity portfolio that provides better returns than the S&P 500 Index without taking on significant additional risk and while attempting to create a dividend yield that will be greater than the S&P 500 Index.

Large Cap  AST DeAM Large-Cap Value Portfolio: seeks        Deutsche Investment
  Value    maximum growth of capital by investing               Management
           primarily in the value stocks of larger            Americas, Inc.
           companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of the value of its assets in the equity securities of large-sized companies included in the Russell 1000(R) Value
           Index. The subadviser employs an investment strategy designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell
           1000(R) Value Index, but which attempts to outperform the Russell 1000(R) Value Index through active stock selection.

                Prudential Annuities Life Assurance Corporation

                                  OPTIMUM/SM/
                               OPTIMUM FOUR/SM/
                               OPTIMUM PLUS/SM/

                      Supplement, dated October 15, 2008
                                      To
                         Prospectus, dated May 1, 2008

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-800-752-6342.

ADDITIONAL INVESTMENT OPTIONS

On November 24, 2008, we will make available two additional investment options, and we revise the prospectus for your Annuity as follows:

On the inside front cover, the list of "Investment Options" is revised to include:

   .   AST American Century Income & Growth

   .   AST DeAm Large-Cap Value

In the section entitled "Summary of Contract Fees and Charges," we add the following to the table of Underlying Mutual Fund Portfolio Expenses:

               UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
   (as a percentage of the average net assets of the underlying Portfolios)

For the year ended December 31, 2007

                                                                   Total Annual
                                      Management    Other    12b-1  Portfolio
Underlying Portfolio                    Fee(1)   Expenses(2)  Fee    Expenses
--------------------                  ---------- ----------- ----- ------------
Advanced Series Trust
AST American Century Income & Growth     0.75%      0.11%    0.00%     0.86%
AST DeAM Large-Cap Value                 0.85%      0.11%    0.00%     0.96%

/1/ The management fee rate shown in the "Management Fee" column represents the actual fee rate paid by the indicated Portfolio for the fiscal year ended December 31, 2007, except that the fee rate shown does not reflect the impact of any voluntary management fee waivers that may be applicable and which would result in a reduction in the fee rate paid by the Portfolio. The management fee rate for certain Portfolios may include "breakpoints" which are reduced fee rates that are applicable at specified levels of Portfolio assets; the effective fee rates shown in the table reflect and incorporate any fee "breakpoints" which may be applicable.

/2/ Shares of the Portfolios are generally purchased through variable insurance products. The Fund has entered into arrangements with the issuers of the variable insurance products offering the Portfolios under which the Fund compensates the issuers 0.10% for providing ongoing services to Portfolio shareholders in lieu of the Fund providing such services directly to shareholders. Amounts paid under these arrangements are included in "Other Expenses." For each Portfolio above, 0.03% of the 0.10% administrative services fee is voluntarily waived.

In the section entitled, " Investment Options," we add the following to the table of Investment Objectives/Policies"

                                                                 PORTFOLIO
STYLE/                                                           ADVISOR/
TYPE                INVESTMENT OBJECTIVES/POLICIES              SUB-ADVISOR
------     -------------------------------------------------  ----------------
                         ADVANCED SERIES TRUST

Large Cap  AST American Century Income & Growth Portfolio:    American Century
  Value    seeks capital growth with current income as a         Investment
           secondary objective. The Portfolio invests         Management, Inc.
           primarily in common stocks that offer potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The subadviser utilizes a quantitative management technique with a goal of building an equity portfolio that provides better returns than the S&P 500 Index without taking on significant additional risk and while attempting to create a dividend yield that will be greater than the S&P 500 Index.

Large Cap  AST DeAM Large-Cap Value Portfolio: seeks maximum      Deutsche
  Value    growth of capital by investing primarily in the       Investment
           value stocks of larger companies. The Portfolio       Management
           pursues its objective, under normal market          Americas, Inc.
           conditions, by primarily investing at least 80% of the value of its assets in the equity securities of large-sized companies included in the Russell 1000(R) Value Index. The subadviser employs an investment strategy designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell 1000(R) Value Index, but which attempts to outperform the Russell 1000(R)
           Value Index through active stock selection.

                                    PART C

                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

(10) Consent of PricewaterhouseCoopers LLP. Filed herewith.

Item 25.Directors and Officers of the Depositor:

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address      Position and Offices with Depositor
-----------------------------------    ---------------------------------------
June Amori                             Vice President
One Corporate Drive,
Shelton, Connecticut 06484-6208

James J. Avery, Jr.                    Director
213 Washington Street
Newark, New Jersey 07102-2992

Robert E. Causey                       Vice President
2 Gateway Center
Newark, New Jersey 07102-5005

Lisa V. Chow                           Vice President
751 Broad Street
Newark, New Jersey 07102-3714

Timothy S. Cronin                      Senior Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Donald M. Desiderato                   Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Thomas J. Diemer                       Vice President
2 Gateway Center
Newark, New Jersey 07102-5005

 John Doscher                            Vice President and Chief
 751 Broad Street                        Compliance Officer
 Newark, New Jersey 07102-3714

 Rebecca Dunne                           Vice President
 751 Broad Street
 Newark, New Jersey 07102-3714

 Joseph D. Emanuel                       Senior Vice President, Chief Legal
 One Corporate Drive                     Officer and Corporate Secretary
 Shelton, Connecticut 06484-6208

 Bruce Ferris                            Executive Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Noreen Fierro                           Vice President and Anti-Money
 751 Broad Street                        Laundering Officer
 Newark, New Jersey 07102-3714

 Anne Fifick                             Vice President, Asset Liability &
 2 Gateway Center                        Risk Management
 Newark, New Jersey 07102-5005

 Joseph M. Fuschillo                     Executive Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Helen M. Galt                           Director
 213 Washington Street
 Newark, New Jersey 07102-2992

 George M. Gannon                        Senior Vice President
 751 Broad Street
 Newark, New Jersey 07102-3714

 Craig Gardner                           Vice President
 2 Gateway Center
 Newark, New Jersey 07102-5005

 Brian Giantonio                         Vice President, Corporate Counsel
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 John Gies                               Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Helene Gurian                           Vice President
 751 Broad Street
 Newark, New Jersey 07102-3714

 Jacob Herschler                         Senior Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Gary A. Hogard                          Vice President
 2101 Welsh Road
 Dresher, Pennsylvania 19025

 Suzanne Hurel                           Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Bernard J. Jacob                        Director and Treasurer
 213 Washington Street
 Newark, New Jersey 07102-2917

 Daniel O. Kane                          Senior Vice President, Chief Actuary
 213 Washington Street
 Newark, New Jersey 07102-2992

 Patricia Kelley                         Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Helayne F. Klier                        Vice President
 2101 Welsh Road
 Dresher, Pennsylvania 19025

 Joseph LaTorre                          Vice President
 2101 Welsh Road
 Dresher, Pennsylvania 19025

 Alex Macgillivray                       Executive Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Lesley B. Mann                          Vice President
 213 Washington Street
 Newark, New Jersey 07102-2992

 Steven P. Marenakos                     Senior Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Audrey S. Nazulme                       Vice President
 2101 Welsh Road
 Dresher, Pennsylvania 19025

 Robert O'Donnell                        Senior Vice President
 One Corporate Drive,
 Shelton, Connecticut 06484-6208

 Stephen Pelletier                       President, Chief Executive
 One Corporate Drive,                    Officer and Director
 Shelton, Connecticut 06484-6208

 Steven L. Putterman                     Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Polly Rae                               Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Yvonne Rocco                            Senior Vice President
 213 Washington Street
 Newark, New Jersey 07102-2992

 Mark Sieb                               Vice President
 213 Washington Street
 Newark, New Jersey 07201-2992

 Rick C. Singmaster                      Executive Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Charles C. Sprague                      Vice President, Corporate Counsel
 751 Broad Street
 Newark, New Jersey 07102-3714

 Karen M. Stier                          Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Karen Stockla                           Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Kimberly Supersano                      Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

 Kenneth Tanji                           Director, Executive Vice President
 213 Washington Street                   and Chief Financial Officer
 Newark, New Jersey 07102-2992

 Neelay B. Vaidya                        Vice President
 751 Broad Street
 Newark, New Jersey 07102-3714

 Eva M. Vitale                           Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208

Item 29.Principal Underwriters:

(a) Prudential Annuities Distributors, Inc. ("PAD"), a subsidiary of Prudential Annuities, Inc., serves as distributor and principal underwriter for flexible premium deferred annuities, single premium deferred annuities, modified single premium variable life insurance policies and flexible premium variable life insurance policies issued by Prudential Annuities Life Assurance Corporation. PAD also serves as distributor and principal underwriter for Advanced Series Trust and Strategic Partners Mutual Funds, Inc.

(b)Directors and officers of PAD

As of the date this Post-Effective Amendment was filed, the Directors and Officers of PAD are:

                                                               POSITIONS AND
                                POSITIONS AND OFFICES             OFFICES
NAME                               WITH UNDERWRITER           WITH REGISTRANT
----                      ----------------------------------- ----------------

George M. Gannon          President, Chief Executive Officer, None
2101 Welsh Road           Director and Chief Operations
Dresher, Pennsylvania     Officer
19025-5001

John T. Doscher           Senior Vice President and           None
751 Broad Street          Chief Compliance Officer
Newark, New Jersey
07102-3714

Jacob M. Herschler        Director                            None
One Corporate Drive
Shelton, Connecticut
06484

Steven P. Marenakos       Director                            None
One Corporate Drive
Shelton, Connecticut
06484

Robert F. O'Donnell       Director                            None
One Corporate Drive
Shelton, Connecticut
06484

Bruce Ferris              Executive Vice President and        None
One Corporate Drive       Director
Shelton, Connecticut
06484

Fuschillo Joseph M.       Executive Vice President and        None
One Corporate Drive       Director
Shelton, Connecticut
06484

Joseph P. Decresce        Vice President, Secretary and       None
One Corporate Drive       Chief Legal Officer
Shelton, Connecticut
06484

Margaret R. Horn          Chief Financial Officer             None
213 Washington Street
Newark, New Jersey
07102-2917

Yvonne Rocco              Senior Vice President               None
213 Washington Street
Newark, New Jersey
07102-2992

Timothy S. Cronin         Senior Vice President               None
1 Corporate Drive
Shelton, CT
06484

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf, on this 15th day of October 2008.

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                  Registrant

              By: Prudential Annuities Life Assurance Corporation

/s/ C. Christopher Sprague
-----------------------------------
C. Christopher Sprague, Vice
President, Corporate Counsel

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   Depositor

/s/ C. Christopher Sprague
------------------------------
C. Christopher Sprague, Vice
President, Corporate Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                            Title                           Date
------------------- ----------------------------------------  -------------------

Stephen Pelletier*       (Principal Executive Officer)        October 15th, 2008
-------------------  Chief Executive Officer and President
Stephen Pelletier

Kenneth Y. Tanji*       (Principal Financial Officer and
-------------------      Principal Accounting Officer)
Kenneth Y. Tanji       Executive Vice President and Chief
                               Financial Officer

                              (Board of Directors)

James Avery*                   Kenneth Y. Tanji*              Helen Galt*
-------------------           -------------------             ---------------
James Avery                     Kenneth Y. Tanji              Helen Galt

Stephen Pelletier*                                            Bernard J. Jacob*
-------------------                                           ---------------
Stephen Pelletier                                             Bernard J. Jacob

By:  /s/ C. Christopher Sprague
     --------------------------
      C. Christopher Sprague

* Executed by C. Christopher Sprague on behalf of those indicated pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit No.  Exhibit
-----------  -----------------------------------------------------------------
    10       Consent of independent registered public accounting firm.